Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

5. Subsequent Events

In accordance with ASC 855-10, Subsequent Events, management has evaluated subsequent events through to the date these financial statements are filed. The Company did not have any material recognizable or unrecognizable subsequent events except as otherwise disclosed below and elsewhere in the notes to the financial statements.

Effective April 27, 2012, the Company entered into a separation agreement with Dr. Khvorova. In the separation agreement, Galena has agreed to pay severance to Dr. Khvorova equal to six months’ salary and to pay the employer’s share of her COBRA premiums for six months following the effective date of her separation. In the separation agreement, Dr. Khvorova agreed to forego the grant of the option to purchase shares of the Company’s common stock that was contemplated by her former employment agreement with the Company.

Effective April 27, 2012, the Company entered into an employment agreement with Dr. Geert Cauwenbergh to serve as the Company’s President and Chief Executive Officer at an annual salary of $360,000. Dr. Cauwenbergh will also be entitled to a grant of stock options to purchase 4% of the outstanding common stock of the Company as of such grant date (calculated on a fully-diluted, as converted basis), at an exercise price per share to be determined based on the fair value of the Company’s common stock on the date of grant. Dr. Cauwenbergh’s employment agreement also provides that during the term of his employment with the Company, he shall serve as a member of the Company’s Board of Directors.

13. Subsequent Events

Effective April 27, 2012, the Company entered into a separation agreement with Dr. Khvorova. In the separation agreement, Galena has agreed to pay severance to Dr. Khvorova equal to six months’ salary and to pay the employer’s share of her COBRA premiums for six months following the effective date of her separation. In the separation agreement, Dr. Khvorova agreed to forego the grant of the option to purchase shares of the Company’s common stock that was contemplated by her former employment agreement with the Company.

Effective April 27, 2012, the Company entered into an employment agreement with Dr. Geert Cauwenbergh to serve as the Company’s President and Chief Executive Officer at an annual salary of $360,000. Dr. Cauwenbergh will also be entitled to a grant of stock options to purchase 4% of the outstanding common stock of the Company as of such grant date (calculated on a fully-diluted, as converted basis), at an exercise price per share to be determined based on the fair value of the Company’s common stock on the date of grant. Dr. Cauwenbergh’s employment agreement also provides that during the term of his employment with the Company, he shall serve as a member of the Company’s Board of Directors.